Income Tax Expense - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax [line items]
Profit / (loss) before tax	€ (29,556)	€ (14,698)	€ (15,072)
Income tax expense	1,036	684	1,090
Net unrecognized deferred tax assets	1,976	655	€ 669	€ 36
Current income tax receivable	1,758	1,642
Deferred tax assets	€ 1,981	1,653
Maximum percentage of permitted tax loss carry forwards can be utilized to off set	80.00%
Current income tax payable	€ 871	830
Amendment to IAS 12 Deferred Tax [Member]
Income tax [line items]
Net unrecognized deferred tax assets	€ 617	€ 2,297
IRAP (regional tax) [member]
Income tax [line items]
Applicable tax rate	4.82%	4.82%	4.82%
Increase in applicable tax rate	0.92%	0.92%	0.92%
Current tax rate	3.90%	3.90%	3.90%